UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09081

Morgan Stanley International Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	October 31, 2010

Date of reporting period:	July 31, 2010

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley International Fund

Portfolio of Investments • July 31, 2010 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (82.4%)
	Australia (4.4%)
	Air Freight & Logistics
1,327	Toll Holdings Ltd.	$7,131

	Beverages
1,810	Coca-Cola Amatil Ltd.	18,782
6,839	Foster’s Group Ltd.	35,639
		54,421
	Biotechnology
954	CSL Ltd.	28,603

	Capital Markets
675	Macquarie Group Ltd.	22,717

	Chemicals
8,586	DuluxGroup Ltd. (a)	19,264
41,073	Incitec Pivot Ltd.	120,766
2,675	Nufarm Ltd. (b)	9,245
8,586	Orica Ltd.	195,747
		345,022
	Commercial Banks
16,070	Australia & New Zealand Banking Group Ltd.	335,112
828	Commonwealth Bank of Australia	39,372
1,141	National Australia Bank Ltd.	25,941
1,162	Westpac Banking Corp.	25,220
		425,645
	Commercial Services & Supplies
3,300	Brambles Ltd.	16,122

	Construction & Engineering
793	Leighton Holdings Ltd. (b)	21,157

	Construction Materials
10,539	Boral Ltd. (b)	40,427

	Containers & Packaging
20,438	Amcor Ltd.	121,296

	Diversified Telecommunication Services
7,188	Telstra Corp. Ltd.	20,940

	Food & Staples Retailing
1,368	Wesfarmers Ltd.	38,478
527	Wesfarmers Ltd. (PPS)	14,871
3,256	Woolworths Ltd.	75,969
		129,318
	Health Care Providers & Services
485	Sonic Healthcare Ltd.	4,519

	Hotels, Restaurants & Leisure
1,338	TABCORP Holdings Ltd.	8,304

	Industrial Conglomerates
7,032	CSR Ltd.	10,942

	Insurance
4,628	AMP Ltd.	22,191
5,650	Insurance Australia Group Ltd.	17,430
2,145	QBE Insurance Group Ltd. (b)	32,408
1,895	Suncorp-Metway Ltd.	14,349
		86,378
	Media
3,245	Fairfax Media Ltd. (b)	4,330

	Metals & Mining
38,820	Alumina Ltd. (a)	54,437
81,481	BHP Billiton Ltd.	2,957,477
22,448	BlueScope Steel Ltd. (a)	48,131
32,914	Fortescue Metals Group Ltd. (a)(b)	127,744
11,982	Newcrest Mining Ltd.	354,580

20,593	OneSteel Ltd.	$55,705
71,809	OZ Minerals Ltd. (a)	79,908
6,860	Rio Tinto Ltd.	438,222
3,779	Sims Metal Management Ltd.	60,856
		4,177,060
	Multi-Utilities
1,643	AGL Energy Ltd.	21,954

	Oil, Gas & Consumable Fuels
1,443	Caltex Australia Ltd. (a)	13,407
2,477	Origin Energy Ltd.	34,600
1,710	Santos Ltd.	20,576
1,567	Woodside Petroleum Ltd.	58,975
		127,558
	Real Estate Investment Trusts (REITs)
1,340	Stockland (Stapled Securities) (c)	4,595

	Real Estate Management & Development
3,307	Lend Lease Corp., Ltd. (Stapled Securities) (c)	21,810

	Transportation Infrastructure
7,808	Intoll Group (Stapled Securities)(Units) (c)	10,384
3,650	Macquarie Atlas Roads Group (Stapled Securities) (a)(c)	3,962
2,692	Transurban Group (Stapled Securities) (c)	10,911
		25,257
	Total Australia	5,725,506

	Austria (0.5%)
	Commercial Banks
4,665	Erste Group Bank AG	187,209
1,350	Raiffeisen International Bank Holding AG (b)	61,363
		248,572
	Diversified Telecommunication Services
8,605	Telekom Austria AG	110,791

	Electric Utilities
1,731	Verbund - Oesterreichische Elektrizitaetswirtschafts AG (Class A)	61,424

	Insurance
823	Vienna Insurance Group (b)	39,071

	Metals & Mining
3,361	Voestalpine AG	107,526

	Oil, Gas & Consumable Fuels
2,064	OMV AG	69,085
	Total Austria	636,469

	Belgium (0.5%)
	Beverages
4,920	Anheuser-Busch InBev N.V. (a)	260,531
2,742	Anheuser-Busch InBev N.V. (a)	11
		260,542
	Chemicals
884	Solvay SA (Class A)	86,514
2,096	Umicore (a)	70,689
		157,203
	Diversified Financial Services
851	Cie Nationale a Portefeuille	40,722
1,529	Groupe Bruxelles Lambert SA	118,834
		159,556
	Diversified Telecommunication Services
1,903	Belgacom SA (b)	68,334

	Insurance
6,698	Ageas (a)(b)	18,443

	Pharmaceuticals
1,336	UCB SA (b)	$43,064
	Total Belgium	707,142

	Bermuda (0.5%)
	Distributors
25,220	Li & Fung Ltd. (d)	115,588

	Electric Utilities
7,000	Cheung Kong Infrastructure Holdings Ltd. (d)	26,225

	Energy Equipment & Services
12,329	Seadrill Ltd. (b)	286,133

	Hotels, Restaurants & Leisure
8,713	Shangri-La Asia Ltd. (d)	17,656

	Real Estate Management & Development
9,384	Kerry Properties Ltd. (d)	47,298

	Specialty Retail
20,299	Esprit Holdings Ltd. (d)	127,398

	Textiles, Apparel & Luxury Goods
7,500	Yue Yuen Industrial Holdings Ltd. (d)	24,332

	Trading Companies & Distributors
24,727	Noble Group Ltd.	30,004
	Total Bermuda	674,634

	Brazil (0.7%)
	Aerospace & Defense
2,600	Empresa Brasileira de Aeronautica SA	16,897

	Commercial Banks
11,800	Banco do Brasil SA	203,555

	Diversified Financial Services
6,100	BM&F Bovespa SA	45,087

	Food Products
17,628	BRF - Brasil Foods SA	246,960

	Information Technology Services
1,700	Redecard SA	26,001

	Metals & Mining
4,400	Cia Siderurgica Nacional SA	72,950
2,600	Vale SA	71,696
		144,646
	Oil, Gas & Consumable Fuels
9,200	Petroleo Brasileiro SA	166,968

	Road & Rail
12,800	All America Latina Logistica SA (e)	120,155
	Total Brazil	970,269

	Canada (0.0%)
	Media
191	Thomson Reuters Corp.	7,142

	Denmark (0.8%)
	Chemicals
972	Novozymes A/S (B Shares)	124,176

	Electrical Equipment
2,406	Vestas Wind Systems A/S (a)	116,975

	Marine
24	A P Moller - Maersk A/S (Class B)	202,391

	Pharmaceuticals
5,767	Novo Nordisk A/S (Class B)	493,287

	Road & Rail
2,395	DSV A/S (a)	42,722
	Total Denmark	979,551

	Egypt (0.2%)
	Capital Markets
4,665	Egyptian Financial Group-Hermes Holding	$22,961

	Commercial Banks
10,990	Commercial International Bank Egypt SAE	76,010

	Construction & Engineering
1,836	Orascom Construction Industries	76,970

	Diversified Telecommunication Services
7,212	Telecom Egypt	21,733

	Electrical Equipment
972	ElSwedy Cables Holding Co. (a)	11,572

	Metals & Mining
4,781	Ezz Steel (a)	15,162

	Real Estate Management & Development
11,448	Talaat Moustafa Group (a)	14,699

	Wireless Telecommunication Services
700	Egyptian Co. for Mobile Services	19,712
58,297	Orascom Telecom Holding SAE	52,765
		72,477
	Total Egypt	311,584

	Finland (1.0%)
	Communications Equipment
55,483	Nokia Oyj	512,988

	Electric Utilities
7,489	Fortum Oyj	174,204

	Food & Staples Retailing
2,234	Kesko Oyj (Class B)	86,638

	Insurance
4,192	Sampo Oyj (Class A)	102,428

	Machinery
1,575	Kone Oyj (Class B)	71,877
1,665	Metso Oyj	65,657
752	Wartsila Oyj (b)	39,561
		177,095
	Metals & Mining
2,897	Outokumpu Oyj	48,021
1,336	Rautaruukki Oyj (b)	25,802
		73,823
	Oil, Gas & Consumable Fuels
2,037	Neste Oil Oyj (b)	30,023

	Paper & Forest Products
8,634	Stora Enso Oyj (Class R) (a)(b)	69,928
7,130	UPM-Kymmene Oyj	103,507
		173,435
	Total Finland	1,330,634

	France (6.4%)
	Aerospace & Defense
877	Safran SA	23,669
868	Thales SA	29,291
		52,960
	Auto Components
3,038	Compagnie Generale des Etablissements Michelin (Class B)	231,442

	Automobiles
3,183	Peugeot SA (a)	94,449
2,803	Renault SA (a)	125,051
		219,500

	Beverages
819	Pernod-Ricard SA (b)	$64,101

	Building Products
1,876	Compagnie de Saint-Gobain	79,857

	Chemicals
2,835	Air Liquide SA	319,089

	Commercial Banks
9,698	BNP Paribas	666,147
6,385	Credit Agricole SA	87,450
5,406	Societe Generale	311,629
		1,065,226
	Commercial Services & Supplies
1,618	Edenred (a)(b)	28,465
218	Societe BIC SA	16,221
		44,686
	Communications Equipment
20,688	Alcatel-Lucent (a)	61,926

	Construction & Engineering
1,627	Bouygues SA	68,695
1,719	Vinci SA	83,221
		151,916
	Construction Materials
495	Imerys SA	28,783
2,631	Lafarge SA	143,315
		172,098
	Diversified Financial Services
303	Eurazeo	19,331

	Diversified Telecommunication Services
13,683	France Telecom SA	286,545

	Electric Utilities
1,390	EDF SA	59,087

	Electrical Equipment
4,228	Alstom SA (b)	221,271
1,304	Schneider Electric SA	150,389
		371,660
	Energy Equipment & Services
4,085	Cie Generale de Geophysique-Veritas (a)	78,919
5,933	Technip SA	395,085
		474,004
	Food & Staples Retailing
6,282	Carrefour SA	289,185
754	Casino Guichard Perrachon SA	65,665
		354,850
	Food Products
4,473	Danone SA	250,880

	Health Care Equipment & Supplies
1,588	Cie Generale d’Optique Essilor International SA	99,331

	Hotels, Restaurants & Leisure
1,618	Accor SA	52,407
886	Sodexo (b)	55,819
		108,226
	Information Technology Services
361	Atos Origin SA (a)	15,501
1,461	Cap Gemini SA	69,531
		85,032
	Insurance
11,331	AXA SA	208,865

1,704	CNP Assurances	$35,174
1,527	SCOR SE	33,500
		277,539
	Machinery
516	Vallourec SA	50,237

	Media
1,747	Lagardere SCA	64,348
1,010	Publicis Groupe SA (b)	45,520
2,036	Societe Television Francaise 1	32,383
7,706	Vivendi	185,226
		327,477
	Multi-Utilities
11,338	GDF Suez	376,618
4,235	Veolia Environnement	112,447
		489,065
	Multiline Retail
897	PPR	119,990

	Office Electronics
360	Neopost SA (b)	27,843

	Oil, Gas & Consumable Fuels
23,933	Total SA	1,207,301

	Personal Products
381	L’Oreal SA	39,978

	Pharmaceuticals
7,992	Sanofi-Aventis SA	464,187

	Real Estate Investment Trusts (REITs)
244	Fonciere Des Regions (a)(b)	22,296
196	Gecina SA	20,076
200	ICADE	19,015
908	Klepierre	28,972
1,338	Unibail-Rodamco SE	263,984
		354,343
	Software
631	Dassault Systemes SA (b)	41,020

	Textiles, Apparel & Luxury Goods
586	Hermes International (b)	100,534
2,035	LVMH Moet Hennessy Louis Vuitton SA	248,272
		348,806
	Total France	8,319,533

	Germany (4.5%)
	Air Freight & Logistics
4,348	Deutsche Post AG (Registered Shares)	75,501

	Airlines
1,432	Deutsche Lufthansa AG (Registered Shares)	23,280

	Automobiles
7,178	Bayerische Motoren Werke AG	386,415
9,366	Daimler AG (a)	504,995
1,761	Volkswagen AG (b)	166,882
		1,058,292
	Capital Markets
5,458	Deutsche Bank AG (Registered Shares)	381,236

	Chemicals
4,084	BASF SE	238,482
3,960	K+S AG	210,238
583	Linde AG	68,339
		517,059
	Commercial Banks
4,997	Commerzbank AG (a)(b)	45,192

625	Deutsche Postbank AG (a)	$19,930
		65,122
	Construction & Engineering
364	Hochtief AG	23,596

	Diversified Financial Services
1,927	Deutsche Boerse AG	134,900

	Diversified Telecommunication Services
13,794	Deutsche Telecom AG (Registered Shares)	185,329

	Electric Utilities
13,168	E.ON AG	392,876

	Food & Staples Retailing
1,481	Metro AG	82,207

	Health Care Providers & Services
841	Celesio AG	19,634
1,678	Fresenius Medical Care AG & Co. KGaA	92,070
		111,704
	Hotels, Restaurants & Leisure
1,659	TUI AG (a)	17,473

	Industrial Conglomerates
11,206	Siemens AG (Registered Shares)	1,092,168

	Insurance
2,759	Allianz SE (Registered Shares)	320,350
1,269	Muenchener Rueckversicherungs AG (Registered Shares)	175,788
		496,138
	Machinery
1,507	GEA Group AG	34,102
522	MAN SE	48,454
		82,556
	Metals & Mining
1,988	ThyssenKrupp AG	58,989

	Multi-Utilities
2,123	RWE AG	149,922

	Personal Products
439	Beiersdorf AG	26,001

	Pharmaceuticals
6,669	Bayer AG	383,391
269	Merck KGaA	23,943
		407,334
	Software
8,471	SAP AG	386,807

	Textiles, Apparel & Luxury Goods
1,302	Adidas AG (b)	70,515
97	Puma AG Rudolf Dassler Sport	28,347
		98,862
	Total Germany	5,867,352

	Hong Kong (2.2%)
	Airlines
15,000	Cathay Pacific Airways Ltd. (a)	33,408

	Commercial Banks
33,727	Bank of East Asia Ltd.	132,433
66,000	BOC Hong Kong Holdings Ltd.	169,429
12,100	Hang Seng Bank Ltd.	167,616
		469,478
	Diversified Financial Services
12,400	Hong Kong Exchanges and Clearing Ltd.	203,860

	Electric Utilities
21,304	CLP Holdings Ltd.	157,295

16,500	Hongkong Electric Holdings Ltd.	$99,945
		257,240
	Gas Utilities
63,622	Hong Kong & China Gas Co., Ltd.	158,901

	Industrial Conglomerates
25,926	Hutchison Whampoa Ltd.	171,227

	Media
3,000	Television Broadcasts Ltd.	13,904

	Real Estate Investment Trusts (REITs)
34,435	Link REIT (The)	89,551

	Real Estate Management & Development
25,000	Cheung Kong Holdings Ltd.	302,060
35,000	Hang Lung Properties Ltd.	145,993
10,148	Henderson Land Development Co., Ltd.	63,168
10,500	Hopewell Holdings Ltd.	33,186
15,175	Hysan Development Co., Ltd.	47,181
48,770	New World Development Ltd.	87,149
29,072	Sino Land Co., Ltd.	55,019
21,151	Sun Hung Kai Properties Ltd.	310,696
15,500	Swire Pacific Ltd. (Class A)	188,374
25,020	Wharf Holdings Ltd.	136,897
		1,369,723
	Road & Rail
20,579	MTR Corp.	72,328
	Total Hong Kong	2,839,620

	Indonesia (0.5%)
	Automobiles
22,000	Astra International Tbk PT	124,647

	Commercial Banks
128,500	Bank Central Asia Tbk PT	85,442
33,500	Bank Danamon Indonesia Tbk PT	20,029
72,000	Bank Mandiri Tbk PT	48,276
61,000	Bank Rakyat Indonesia	67,486
		221,233
	Construction Materials
15,500	Semen Gresik Persero Tbk PT	16,022

	Diversified Telecommunication Services
105,500	Telekomunikasi Indonesia Tbk PT	99,623

	Food Products
4,500	Astra Agro Lestari Tbk PT	9,806

	Gas Utilities
104,000	Perusahaan Gas Negara PT	47,069

	Household Products
20,000	Unilever Indonesia Tbk PT	37,884

	Machinery
16,500	United Tractors Tbk PT	37,154

	Metals & Mining
25,000	International Nickel Indonesia Tbk PT	11,524

	Oil, Gas & Consumable Fuels
181,500	Bumi Resources Tbk PT	34,886
8,500	Tambang Batubara Bukit Asam Tbk PT	15,863
		50,749
	Real Estate Management & Development
112,600	Lippo Karawaci Tbk PT (a)	6,103

	Wireless Telecommunication Services
16,500	Indosat Tbk PT	8,943
	Total Indonesia	670,757

	Ireland (0.0%)
	Construction Materials
6,557	James Hardie Industries SE (a)	$38,618

	Italy (1.6%)
	Automobiles
2,844	Fiat SpA (a)	36,432

	Capital Markets
1,596	Mediobanca SpA (a)(b)	14,351

	Commercial Banks
1,402	Banco Popolare (a)	8,943
112,851	Intesa Sanpaolo SpA (a)	373,538
28,436	UniCredit SpA (a)	79,671
1,664	Unione di Banche Italiane SpA	17,857
		480,009
	Diversified Telecommunication Services
17,924	Telecom Italia SpA	22,832

	Electric Utilities
7,633	Enel SpA	37,475

	Energy Equipment & Services
11,465	Saipem SpA	412,362

	Insurance
12,818	Assicurazioni Generali SpA	258,241

	Oil, Gas & Consumable Fuels
39,447	Eni SpA	806,551

	Real Estate Management & Development
1,464	Beni Stabili SpA (a)(b)	1,202
	Total Italy	2,069,455

	Japan (19.8%)
	Air Freight & Logistics
4,635	Yamato Holdings Co., Ltd.	57,512

	Auto Components
12,200	Bridgestone Corp.	218,455
8,900	Denso Corp.	255,169
3,059	NGK Spark Plug Co., Ltd.	39,550
1,900	Stanley Electric Co., Ltd.	32,922
1,800	Toyota Industries Corp.	48,544
		594,640
	Automobiles
20,909	Honda Motor Co., Ltd.	655,622
30,905	Nissan Motor Co., Ltd. (a)	237,524
33,655	Toyota Motor Corp.	1,188,122
1,000	Yamaha Motor Co., Ltd. (a)	12,975
		2,094,243
	Beverages
5,500	Asahi Breweries Ltd.	97,465
1,400	Ito En Ltd. (b)	22,022
12,051	Kirin Holdings Co., Ltd.	160,968
5,000	Sapporo Holdings Ltd. (b)	24,076
		304,531
	Building Products
18,500	Asahi Glass Co., Ltd. (b)	188,437
2,800	Daikin Industries Ltd.	103,872
3,862	JS Group Corp.	77,915
9,500	Nippon Sheet Glass Co., Ltd.	23,421
8,500	TOTO Ltd. (b)	57,949
		451,594
	Capital Markets
37,000	Daiwa Securities Group, Inc.	160,171
5,900	Matsui Securities Co., Ltd.	34,897

18,000	Mizuho Securities Co., Ltd.	$40,836
25,450	Nomura Holdings, Inc.	141,692
248	SBI Holdings, Inc.	32,982
		410,578
	Chemicals
20,000	Asahi Kasei Corp.	104,636
4,000	Daicel Chemical Industries Ltd.	28,335
11,546	Denki Kagaku Kogyo KK	58,268
22,588	DIC Corp.	37,387
3,308	JSR Corp.	57,970
6,000	Kaneka Corp.	37,224
6,056	Kuraray Co., Ltd.	75,985
16,500	Mitsubishi Chemical Holdings Corp.	85,179
13,099	Mitsubishi Rayon Co., Ltd. (a)	53,369
12,500	Mitsui Chemicals, Inc.	37,039
3,500	Nissan Chemical Industries Ltd.	41,605
3,200	Nitto Denko Corp.	110,895
5,597	Shin-Etsu Chemical Co., Ltd.	278,895
16,000	Showa Denko KK	31,669
21,000	Sumitomo Chemical Co., Ltd.	91,151
18,608	Teijin Ltd.	59,230
19,000	Toray Industries, Inc.	101,823
14,000	Tosoh Corp. (b)	37,433
		1,328,093
	Commercial Banks
5,500	77 Bank Ltd. (The)	29,220
4,000	Bank of Kyoto Ltd. (The) (b)	33,382
21,000	Bank of Yokohama Ltd. (The)	96,985
11,000	Chiba Bank Ltd. (The)	67,226
24,623	Chuo Mitsui Trust Holdings, Inc.	87,497
13,000	Fukuoka Financial Group, Inc.	54,170
1,000	Gunma Bank Ltd. (The)	5,371
1,000	Hachijuni Bank Ltd. (The)	5,729
1,000	Hiroshima Bank Ltd. (The)	3,935
26,000	Hokuhoku Financial Group, Inc. (b)	46,044
13,000	Joyo Bank Ltd. (The)	52,515
110,660	Mitsubishi UFJ Financial Group, Inc. (f)	549,489
241,100	Mizuho Financial Group, Inc.	393,485
14,000	Nishi-Nippon City Bank Ltd. (The)	40,836
6,000	Resona Holdings, Inc. (b)	65,907
1,000	Sapporo Hokuyo Holdings, Inc.	4,746
26,500	Shinsei Bank Ltd. (a)(b)	24,538
10,000	Shizuoka Bank Ltd. (The)	83,338
15,200	Sumitomo Mitsui Financial Group, Inc.	470,805
41,081	Sumitomo Trust & Banking Co., Ltd (The)	228,716
1,000	Suruga Bank Ltd.	9,017
		2,352,951
	Commercial Services & Supplies
6,500	Dai Nippon Printing Co., Ltd. (b)	78,621
3,285	Secom Co., Ltd.	150,761
7,000	Toppan Printing Co., Ltd. (b)	57,770
		287,152
	Computers & Peripherals
28,000	Fujitsu Ltd.	199,317
38,500	NEC Corp.	103,831
2,600	Seiko Epson Corp.	34,127
43,026	Toshiba Corp. (a)	225,103
		562,378
	Construction & Engineering
5,546	JGC Corp.	91,733
21,000	Kajima Corp.	50,072

16,571	Obayashi Corp.	$70,776
16,000	Shimizu Corp.	60,559
24,000	Taisei Corp.	48,058
		321,198
	Construction Materials
15,000	Taiheiyo Cement Corp. (a)	20,314

	Consumer Finance
590	Acom Co., Ltd. (b)	10,319
500	Aeon Credit Service Co., Ltd. (b)	5,018
2,200	Credit Saison Co., Ltd.	27,960
380	ORIX Corp. (b)	29,909
750	Promise Co., Ltd. (a)	5,972
		79,178
	Containers & Packaging
3,417	Toyo Seikan Kaisha Ltd.	54,857

	Diversified Consumer Services
1,154	Benesse Holdings, Inc.	51,092

	Diversified Financial Services
200	Mitsubishi UFJ Lease & Finance Co., Ltd.	7,037

	Diversified Telecommunication Services
2,500	Nippon Telegraph & Telephone Corp.	103,883

	Electric Utilities
3,400	Chubu Electric Power Co., Inc.	84,297
5,200	Kansai Electric Power Co., Inc. (The)	126,035
2,100	Kyushu Electric Power Co., Inc.	47,520
3,900	Tohoku Electric Power Co., Inc.	84,279
6,100	Tokyo Electric Power Co., Inc. (The)	167,548
		509,679
	Electrical Equipment
4,000	Fuji Electric Holdings Co., Ltd. (a)	11,112
13,500	Furukawa Electric Co., Ltd.	60,003
600	Mabuchi Motor Co., Ltd.	30,175
29,552	Mitsubishi Electric Corp.	257,569
1,704	Nidec Corp.	159,956
4,500	Panasonic Electric Works Co., Ltd.	57,243
9,800	Sumitomo Electric Industries Ltd.	114,567
1,100	Ushio, Inc.	18,691
		709,316
	Electronic Equipment, Instruments & Components
6,850	Citizen Holdings Co., Ltd.	41,229
6,900	FUJIFILM Holdings Corp.	215,637
600	Hirose Electric Co., Ltd.	60,837
50,000	Hitachi Ltd. (a)	203,716
6,300	Hoya Corp.	149,925
2,200	Ibiden Co., Ltd.	65,724
647	Keyence Corp.	149,028
2,600	Kyocera Corp.	232,027
3,000	Murata Manufacturing Co., Ltd.	148,272
5,500	Nippon Electric Glass Co., Ltd.	70,091
4,004	Omron Corp.	96,584
2,052	TDK Corp.	123,745
4,450	Yokogawa Electric Corp. (b)	26,372
		1,583,187
	Food & Staples Retailing
6,903	Aeon Co., Ltd. (b)	73,908
1,352	FamilyMart Co., Ltd.	48,355
1,203	Lawson, Inc. (b)	55,210
9,800	Seven & I Holdings Co., Ltd. (b)	234,692
4,500	UNY Co., Ltd. (b)	34,794
		446,959

	Food Products
9,000	Ajinomoto Co., Inc.	$85,317
3,500	Kikkoman Corp.	37,109
800	MEIJI Holdings Co., Ltd. (a)(b)	34,400
3,000	Nippon Meat Packers, Inc.	39,482
4,000	Nisshin Seifun Group, Inc.	48,938
1,500	Nissin Foods Holdings Co., Ltd.	52,520
2,200	Yakult Honsha Co., Ltd. (b)	63,636
3,000	Yamazaki Baking Co., Ltd.	38,023
		399,425
	Gas Utilities
11,000	Osaka Gas Co., Ltd.	40,616
13,000	Tokyo Gas Co., Ltd.	59,135
		99,751
	Health Care Equipment & Supplies
3,200	Olympus Corp.	85,783
2,550	Terumo Corp.	133,853
		219,636
	Hotels, Restaurants & Leisure
850	Oriental Land Co., Ltd.	71,034

	Household Durables
6,750	Casio Computer Co., Ltd. (b)	48,675
26,500	Panasonic Corp.	350,287
27,000	Sanyo Electric Co., Ltd. (a)(b)	42,502
8,072	Sekisui Chemical Co., Ltd.	54,751
14,046	Sekisui House Ltd.	124,698
10,500	Sharp Corp.	115,093
9,196	Sony Corp.	287,924
		1,023,930
	Household Products
800	Unicharm Corp. (b)	95,191

	Information Technology Services
900	Itochu Techno-Solutions Corp.	32,815
3,050	Nomura Research Institute Ltd.	60,509
24	NTT Data Corp.	87,227
240	Obic Co., Ltd.	45,308
		225,859
	Insurance
5,600	Mitsui Sumitomo Insurance Group Holdings, Inc.	124,517
12,000	NKSJ Holdings, Inc. (a)	70,143
2	Sony Financial Holdings, Inc. (b)	7,257
3,100	T&D Holdings, Inc.	67,924
10,068	Tokio Marine Holdings, Inc.	275,721
		545,562
	Internet Software & Services
271	Yahoo! Japan Corp. (b)	104,297

	Leisure Equipment & Products
4,600	Nikon Corp.	79,972
1,650	Shimano, Inc.	83,842
2,900	Yamaha Corp.	32,190
		196,004
	Machinery
5,553	Amada Co., Ltd.	36,315
2,650	Fanuc Ltd.	313,172
1,000	Hitachi Construction Machinery Co., Ltd. (b)	20,348
22,530	IHI Corp. (a)	39,638
20,500	Kawasaki Heavy Industries Ltd. (b)	51,253
15,500	Komatsu Ltd.	325,806
23,000	Kubota Corp.	182,360
1,900	Kurita Water Industries Ltd.	52,847

10,000	Minebea Co., Ltd.	$55,212
50,550	Mitsubishi Heavy Industries Ltd.	189,574
6,060	NGK Insulators Ltd.	102,549
10,553	NSK Ltd.	75,121
11,051	NTN Corp.	47,967
1,005	SMC Corp.	133,077
9,000	Sumitomo Heavy Industries Ltd.	52,711
1,300	THK Co., Ltd.	25,686
		1,703,636
	Marine
3,000	Mitsui O.S.K. Lines Ltd.	20,314
18,015	Nippon Yusen KK	76,318
		96,632
	Media
12	Fuji Media Holdings, Inc.	17,390
2,150	Toho Co., Ltd.	35,487
2,300	Tokyo Broadcasting System Holdings, Inc.	29,284
		82,161
	Metals & Mining
10,595	Dowa Holdings Co., Ltd.	55,799
4,900	JFE Holdings, Inc.	151,716
34,000	Kobe Steel Ltd. (a)	71,231
29,000	Mitsubishi Materials Corp. (a)	77,204
21,604	Mitsui Mining & Smelting Co., Ltd. (a)	59,014
65,108	Nippon Steel Corp.	222,314
42,000	Sumitomo Metal Industries Ltd.	101,603
14,500	Sumitomo Metal Mining Co., Ltd.	193,009
		931,890
	Multiline Retail
6,187	Isetan Mitsukoshi Holdings Ltd.	58,440
8,500	J. Front Retailing Co., Ltd. (b)	38,567
7,807	Marui Group Co., Ltd.	54,761
4,540	Takashimaya Co., Ltd. (b)	35,208
		186,976
	Office Electronics
15,404	Canon, Inc.	671,289
9,530	Konica Minolta Holdings, Inc.	100,380
9,432	Ricoh Co., Ltd.	130,680
		902,349
	Oil, Gas & Consumable Fuels
8	INPEX Corp. (b)	39,076
32,700	JX Holdings, Inc. (a)	177,135
4,500	Showa Shell Sekiyu KK	33,127
5,000	TonenGeneral Sekiyu KK (b)	45,142
		294,480
	Paper & Forest Products
1,900	Nippon Paper Group, Inc.	50,648
21,000	OJI Paper Co., Ltd.	101,603
		152,251
	Personal Products
8,200	Kao Corp.	194,002
5,000	Shiseido Co., Ltd.	111,928
		305,930
	Pharmaceuticals
6,000	Astellas Pharma, Inc.	203,554
3,306	Chugai Pharmaceutical Co., Ltd.	57,858
8,300	Daiichi Sankyo Co., Ltd.	154,577
3,003	Eisai Co., Ltd. (b)	102,470
4,032	Kyowa Hakko Kirin Co., Ltd.	41,302

3,981	Shionogi & Co., Ltd.	$81,191
3,959	Taisho Pharmaceutical Co., Ltd.	76,985
10,100	Takeda Pharmaceutical Co., Ltd.	463,528
		1,181,465
	Real Estate Investment Trusts (REITs)
2	Japan Prime Realty Investment Corp.	4,514
7	Japan Real Estate Investment Corp.	61,983
37	Japan Retail Fund Investment Corp. (b)	47,666
8	Nippon Building Fund, Inc.	68,152
1	Nomura Real Estate Office Fund, Inc.	5,278
		187,593
	Real Estate Management & Development
200	Aeon Mall Co., Ltd. (b)	4,385
2,056	Daito Trust Construction Co., Ltd.	111,849
10,000	Daiwa House Industry Co., Ltd.	98,617
2,450	Leopalace21 Corp. (a)(b)	5,416
11,000	Mitsubishi Estate Co., Ltd.	155,078
8,500	Mitsui Fudosan Co., Ltd.	125,933
3,500	Sumitomo Realty & Development Co., Ltd.	63,036
5,000	Tokyo Tatemono Co., Ltd.	16,320
1,000	Tokyu Land Corp.	3,635
		584,269
	Road & Rail
18	Central Japan Railway Co.	146,675
4,500	East Japan Railway Co.	290,121
7,000	Keihin Electric Express Railway Co., Ltd. (b)	65,305
4,000	Keio Corp.	26,946
21,550	Kintetsu Corp. (b)	69,592
15,500	Nippon Express Co., Ltd.	63,152
11,500	Tobu Railway Co., Ltd. (b)	66,022
16,000	Tokyu Corp.	68,893
12	West Japan Railway Co.	44,447
		841,153
	Semiconductors & Semiconductor Equipment
3,350	Advantest Corp. (b)	72,394
2,105	Rohm Co., Ltd.	132,788
3,300	Tokyo Electron Ltd.	177,233
		382,415
	Software
2,300	Konami Corp.	35,460
1,308	Nintendo Co., Ltd.	365,777
1,050	Oracle Corp. Japan (b)	55,724
2,100	Trend Micro, Inc.	61,983
		518,944
	Specialty Retail
1,100	Fast Retailing Co., Ltd. (b)	164,628
400	Shimamura Co., Ltd.	36,252
830	USS Co., Ltd.	62,446
1,560	Yamada Denki Co., Ltd.	105,450
		368,776
	Textiles, Apparel & Luxury Goods
3,571	Nisshinbo Holdings, Inc.	36,952
3,546	Onward Holdings Co., Ltd. (b)	26,679
		63,631
	Tobacco
52	Japan Tobacco, Inc.	167,325

	Trading Companies & Distributors
23,051	ITOCHU Corp.	179,830
40,550	Marubeni Corp.	217,781
20,000	Mitsubishi Corp.	432,664

24,300	Mitsui & Co., Ltd.	$311,643
14,700	Sumitomo Corp.	156,196
		1,298,114
	Transportation Infrastructure
3,000	Mitsubishi Logistics Corp.	34,446

	Wireless Telecommunication Services
40	NTT DoCoMo, Inc.	63,661
11,500	Softbank Corp. (b)	344,088
		407,749
	Total Japan	26,003,246

	Luxembourg (0.3%)
	Metals & Mining
7,319	ArcelorMittal (b)	223,089

	Personal Products
1,967	Oriflame Cosmetics SA (SDR) (b)	117,617
	Total Luxembourg	340,706

	Malaysia (0.0%)
	Multi-Utilities
192	YTL Corp. Berhad	453

	Netherlands (2.5%)
	Aerospace & Defense
1,848	European Aeronautic Defence and Space Co., N.V. (b)	43,782

	Air Freight & Logistics
8,488	TNT N.V.	253,300

	Beverages
3,824	Heineken N.V.	173,068

	Chemicals
3,013	Akzo Nobel N.V.	177,493
1,989	Koninklijke DSM N.V.	94,386
		271,879
	Diversified Financial Services
17,438	ING Groep N.V. (Share Certificates) (a)	167,706

	Diversified Telecommunication Services
22,293	Koninklijke KPN N.V. (b)	310,267

	Energy Equipment & Services
2,844	Fugro N.V. (Share Certificates)	150,155
6,539	SBM Offshore N.V.	103,151
		253,306
	Food & Staples Retailing
18,160	Koninklijke Ahold N.V.	233,103

	Food Products
21,786	Unilever N.V. (Share Certificates)	640,915

	Industrial Conglomerates
11,099	Koninklijke Philips Electronics N.V.	345,827

	Insurance
19,179	Aegon N.V. (a)	115,368

	Media
8,407	Reed Elsevier N.V.	108,789
5,723	Wolters Kluwer N.V.	115,449
		224,238
	Professional Services
395	Randstad Holding (a)	17,743

	Real Estate Investment Trusts (REITs)
769	Corio	45,116

	Semiconductors & Semiconductor Equipment
5,597	ASML Holding N.V.	178,478

6,988	STMicroelectronics N.V.	$57,634
		236,112
	Total Netherlands	3,331,730

	Norway (1.6%)
	Chemicals
21,469	Yara International ASA (b)	809,224

	Commercial Banks
18,285	DnB NOR ASA	227,078

	Diversified Telecommunication Services
31,299	Telenor ASA	482,974

	Industrial Conglomerates
14,535	Orkla ASA (b)	120,578

	Metals & Mining
21,841	Norsk Hydro ASA (a)	117,555

	Oil, Gas & Consumable Fuels
17,657	Statoil ASA (b)	356,892

	Semiconductors & Semiconductor Equipment
2,800	Renewable Energy Corp. ASA (a)	7,706
	Total Norway	2,122,007

	Poland (1.5%)
	Commercial Banks
14,146	Bank Handlowy w Warszawie SA (a)	355,721
1,298	Bank Pekao SA (a)	69,207
8,881	Bank Zachodni WBK SA (a)	533,033
99,550	Getin Holding SA (a)	332,589
6,625	Powszechna Kasa Oszczednosci Bank Polski SA	84,483
		1,375,033
	Construction & Engineering
2,800	PBG SA (a)	209,408

	Diversified Telecommunication Services
7,306	Telekomunikacja Polska SA	37,813

	Metals & Mining
1,435	KGHM Polska Miedz SA	49,810

	Oil, Gas & Consumable Fuels
3,627	Polski Koncern Naftowy Orlen (a)	46,075
212,224	Polskie Gornictwo Naftowe I Gazownictwo SA	245,086
		291,161
	Real Estate Management & Development
1,600	Globe Trade Centre SA (a)	12,544

	Software
885	Asseco Poland SA	15,806
	Total Poland	1,991,575

	Russia (1.6%)
	Commercial Banks
32,411	VTB Bank OJSC (Registered GDR)	175,668

	Gold Mining
3,023	Polyus Gold Co. (ADR)	73,308

	Metals & Mining
14,639	MMC Norilsk Nickel (ADR) (a)	240,665

	Oil, Gas & Consumable Fuels
28,550	Gazprom OAO (ADR)	616,109
5,800	LUKOIL OAO (ADR)	330,600
951	NovaTek OAO (Registered GDR)	71,325
18,900	Rosneft Oil Co. (Registered GDR)	126,252
18,200	Surgutneftegaz (ADR)	184,548
5,009	Tatneft (ADR)	154,828
		1,483,662

	Wireless Telecommunication Services
5,750	Mobile Telesystems OJSC (ADR)	$127,650
	Total Russia	2,100,953

	Singapore (1.1%)
	Aerospace & Defense
13,000	Singapore Technologies Engineering Ltd. (b)	30,975

	Airlines
8,276	Singapore Airlines Ltd.	95,066

	Commercial Banks
17,413	DBS Group Holdings Ltd.	184,400
26,093	Oversea-Chinese Banking Corp., Ltd.	173,275
12,508	United Overseas Bank Ltd.	182,681
		540,356
	Distributors
1,031	Jardine Cycle & Carriage Ltd.	27,144

	Diversified Financial Services
8,490	Singapore Exchange Ltd.	47,826

	Diversified Telecommunication Services
82,630	Singapore Telecommunications Ltd.	189,591

	Food & Staples Retailing
13,000	Olam International Ltd. (b)	26,864

	Food Products
14,000	Wilmar International Ltd.	64,451

	Industrial Conglomerates
11,000	Fraser and Neave Ltd.	44,411
14,000	Keppel Corp., Ltd.	96,161
10,511	SembCorp Industries Ltd. (b)	32,620
		173,192
	Machinery
9,400	SembCorp Marine Ltd.	27,651

	Media
15,350	Singapore Press Holdings Ltd. (b)	46,621

	Real Estate Investment Trusts (REITs)
16,000	Ascendas Real Estate Investment Trust	24,945
22,704	CapitaMall Trust	31,890
		56,835
	Real Estate Management & Development
26,000	CapitaLand Ltd.	75,717
5,462	City Developments Ltd. (b)	48,603
		124,320
	Road & Rail
18,089	ComfortDelgro Corp., Ltd.	21,284
	Total Singapore	1,472,176

	South Korea (0.5%)
	Auto Components
117	Hyundai Mobis (a)	20,224

	Automobiles
280	Hyundai Motor Co.	35,264
420	Kia Motors Corp. (a)	10,970
		46,234
	Capital Markets
360	Daewoo Securities Co., Ltd.	7,014
142	Samsung Securities Co., Ltd.	7,201
		14,215
	Chemicals
142	Cheil Industries, Inc.	10,898
88	LG Chem Ltd.	24,472

35	OCI Co., Ltd.	$8,195
		43,565
	Commercial Banks
380	Hana Financial Group, Inc.	11,322
610	Industrial Bank of Korea	8,069
710	KB Financial Group, Inc. (a)	30,907
1,020	Korea Exchange Bank	10,475
790	Shinhan Financial Group Co., Ltd. (a)	32,386
470	Woori Finance Holdings Co., Ltd.	5,840
		98,999
	Construction & Engineering
190	Doosan Heavy Industries and Construction Co., Ltd.	12,382
123	GS Engineering & Construction Corp.	8,318
150	Hyundai Engineering & Construction Co., Ltd.	8,013
70	Samsung Engineering Co., Ltd.	7,307
		36,020
	Diversified Telecommunication Services
420	KT Corp.	15,194

	Electric Utilities
510	Korea Electric Power Corp. (a)	14,312

	Electronic Equipment, Instruments & Components
450	LG Display Co., Ltd.	13,807
115	Samsung Electro-Mechanics Co., Ltd.	13,269
72	Samsung SDI Co., Ltd.	10,346
		37,422
	Food & Staples Retailing
32	Shinsegae Co., Ltd.	15,309

	Household Durables
182	LG Electronics, Inc.	15,461

	Industrial Conglomerates
339	LG Corp.	23,439
77	Samsung Techwin Co., Ltd.	7,159
		30,598
	Insurance
75	Samsung Fire & Marine Insurance Co., Ltd.	13,059

	Internet Software & Services
83	NHN Corp. (a)	12,909

	Machinery
84	Hyundai Heavy Industries Co., Ltd.	19,064
450	Samsung Heavy Industries Co., Ltd.	9,395
		28,459
	Metals & Mining
149	Hyundai Steel Co.	12,909
118	POSCO	49,072
		61,981
	Multiline Retail
26	Lotte Shopping Co., Ltd.	7,912

	Oil, Gas & Consumable Fuels
140	S-Oil Corp.	6,686
126	SK Energy Co., Ltd.	13,153
		19,839
	Semiconductors & Semiconductor Equipment
900	Hynix Semiconductor, Inc. (a)	17,116
164	Samsung Electronics Co., Ltd.	112,284
		129,400
	Tobacco
221	KT&G Corp.	11,096

	Trading Companies & Distributors
290	Samsung C&T Corp.	$14,536

	Wireless Telecommunication Services
98	SK Telecom Co., Ltd.	13,792
	Total South Korea	700,536

	Spain (0.6%)
	Commercial Banks
55,215	Banco Santander SA (b)	717,305

	Diversified Telecommunication Services
3,600	Telefonica SA	81,723

	Oil, Gas & Consumable Fuels
1,536	Repsol YPF SA	36,240
	Total Spain	835,268

	Sweden (2.6%)
	Building Products
4,074	Assa Abloy AB (B Shares) (b)	90,118

	Commercial Banks
23,031	Nordea Bank AB	230,321
6,815	Svenska Handelsbanken AB (Class A) (b)	195,587
		425,908
	Commercial Services & Supplies
1,600	Securitas AB (Class B)	16,256

	Communications Equipment
52,416	Telefonaktiebolaget LM Ericsson (Class B)	578,637

	Construction & Engineering
4,913	Skanska AB (Class B)	83,089

	Diversified Financial Services
10,004	Investor AB (Class B) (b)	188,589

	Diversified Telecommunication Services
2,733	Tele2 AB (Class B)	48,455
28,889	TeliaSonera AB	209,075
		257,530
	Health Care Equipment & Supplies
4,160	Getinge AB (Class B) (b)	92,078

	Household Durables
4,900	Electrolux AB (Series B) (a)	109,271
4,900	Husqvarna AB (Class B) (a)(b)	34,614
		143,885
	Machinery
3,148	Alfa Laval AB (b)	48,792
8,030	Atlas Copco AB (Class A)	131,356
5,089	Atlas Copco AB (Class B) (b)	75,986
10,577	Sandvik AB (b)	136,614
3,383	SKF AB (Class B) (b)	64,618
7,651	Volvo AB (Class A) (a)	90,025
11,420	Volvo AB (Class B) (a)	142,282
		689,673
	Metals & Mining
3,673	SSAB AB (Class A) (b)	53,164

	Oil, Gas & Consumable Fuels
3,306	Lundin Petroleum AB (a)(b)	18,427

	Paper & Forest Products
1,250	Holmen AB (Class B)	32,810
11,597	Svenska Cellulosa AB (Class B)	167,377
		200,187
	Specialty Retail
12,916	Hennes & Mauritz AB (Class B)	406,820

	Tobacco
4,193	Swedish Match AB (b)	$99,022
	Total Sweden	3,343,383

	Switzerland (7.9%)
	Building Products
534	Geberit AG (Registered Shares)	87,300

	Capital Markets
13,107	Credit Suisse Group AG (Registered Shares)	596,905
3,527	GAM Holding Ltd. (a)	40,799
3,527	Julius Baer Group Ltd.	123,413
20,650	UBS AG (Registered Shares) (a)	352,856
		1,113,973
	Chemicals
110	Givaudan SA	101,373
3,600	Syngenta AG (Registered Shares)	794,854
		896,227
	Computers & Peripherals
3,420	Logitech International SA (Registered Shares) (a)(b)	53,744

	Construction Materials
3,563	Holcim Ltd. (a)	238,058

	Diversified Financial Services
100	Pargesa Holding SA	6,873

	Diversified Telecommunication Services
336	Swisscom AG (Registered Shares)	125,794

	Electrical Equipment
36,166	ABB Ltd. (Registered Shares) (a)	729,778

	Food Products
60,698	Nestle SA (Registered Shares)	3,000,813

	Health Care Equipment & Supplies
2,730	Nobel Biocare Holding AG (Registered Shares)	45,967
178	Straumann Holding AG (Registered Shares)	39,011
		84,978
	Insurance
574	Baloise-Holding AG (Registered Shares)	45,983
344	Swiss Life Holding AG (Registered Shares) (a)	36,160
4,668	Swiss Reinsurance Co., Ltd. (Registered Shares)	215,005
1,422	Zurich Financial Services AG	331,986
		629,134
	Life Sciences Tools & Services
527	Lonza Group AG (Registered Shares)	40,928

	Machinery
664	Schindler Holding AG	59,535

	Pharmaceuticals
27,660	Novartis AG (Registered Shares)	1,342,242
8,324	Roche Holding AG	1,082,751
		2,424,993
	Professional Services
238	Adecco SA (Registered Shares)	12,132
27	SGS SA (Registered Shares)	37,920
		50,052
	Textiles, Apparel & Luxury Goods
10,988	Compagnie Financiere Richemont SA	428,782
909	Swatch Group AG (The)	281,504
1,148	Swatch Group AG (The) (Registered Shares)	64,525
		774,811
	Total Switzerland	10,316,991

	Turkey (1.2%)
	Beverages
9,376	Anadolu Efes Biracilik Ve Malt Sanayii	$118,195

	Commercial Banks
38,691	Akbank TAS	214,351
45,498	Turkiye Garanti Bankasi	235,459
8,511	Turkiye Halk Bankasi	68,892
39,508	Turkiye Is Bankasi	148,103
18,022	Turkiye Vakiflar Bankasi Tao (a)	48,786
20,229	Yapi ve Kredi Bankasi AS (a)	61,471
		777,062
	Diversified Financial Services
14,591	Haci Omer Sabanci Holding	67,766

	Diversified Telecommunication Services
22,297	Turk Telekomunikasyon	83,584

	Food & Staples Retailing
3,254	BIM Birlesik Magazalar	99,852

	Industrial Conglomerates
15,890	Enka Insaat ve Sanayi	58,512
11,022	KOC Holding (a)	43,512
		102,024
	Metals & Mining
21,866	Eregli Demir ve Celik Fabrikalari TAS (a)	60,934

	Oil, Gas & Consumable Fuels
4,092	Tupras Turkiye Petrol Rafine	92,988

	Wireless Telecommunication Services
20,900	Turkcell Iletisim Hizmet	122,721
	Total Turkey	1,525,126

	United Kingdom (17.3%)
	Aerospace & Defense
34,620	BAE Systems PLC	169,707
13,788	Cobham PLC	51,384
20,445	Rolls-Royce Group PLC (a)(g)	186,071
		407,162
	Airlines
15,370	British Airways PLC (a)(b)	52,963

	Beverages
42,560	Diageo PLC	739,285
6,988	SABMiller PLC	212,067
		951,352
	Capital Markets
8,127	3i Group PLC	36,230
3,014	ICAP PLC	18,965
3,558	Investec PLC	27,636
27,827	Man Group PLC	94,883
2,678	Schroders PLC	54,124
		231,838
	Chemicals
2,898	Johnson Matthey PLC	76,896

	Commercial Banks
74,429	Barclays PLC	388,677
242,007	HSBC Holdings PLC	2,453,146
101,366	Lloyds Banking Group PLC (a)	110,163
199,068	Royal Bank of Scotland Group PLC (a)	156,058
27,556	Standard Chartered PLC	796,469
		3,904,513
	Commercial Services & Supplies
7,769	Aggreko PLC	186,761

4,556	G4S PLC	$18,488
1,852	Serco Group PLC	16,085
		221,334
	Construction & Engineering
8,559	Balfour Beatty PLC	33,455

	Containers & Packaging
10,347	Rexam PLC	50,169

	Diversified Financial Services
869	London Stock Exchange Group PLC	8,822

	Diversified Telecommunication Services
120,827	BT Group PLC	269,604

	Electric Utilities
20,881	Scottish & Southern Energy PLC (b)	363,040

	Energy Equipment & Services
14,253	AMEC PLC	195,247
8,856	Petrofac Ltd.	173,704
		368,951
	Food & Staples Retailing
15,053	J Sainsbury PLC	81,159
81,517	Tesco PLC	499,688
		580,847
	Food Products
17,446	Unilever PLC	495,766

	Health Care Equipment & Supplies
20,839	Smith & Nephew PLC	181,318

	Hotels, Restaurants & Leisure
2,716	Carnival PLC	98,021
28,993	Compass Group PLC	241,119
51,000	Genting Singapore PLC (a)	47,632
5,641	Intercontinental Hotels Group PLC	97,633
9,958	Ladbrokes PLC	21,157
3,327	Whitbread PLC	73,505
		579,067
	Household Durables
1,777	Berkeley Group Holdings PLC (a)	22,586

	Household Products
8,184	Reckitt Benckiser Group PLC	401,309

	Independent Power Producers & Energy Traders
5,345	International Power PLC	30,026

	Industrial Conglomerates
4,159	Smiths Group PLC	72,831
12,589	Tomkins PLC	64,003
		136,834
	Insurance
1,795	Admiral Group PLC	40,784
24,888	Aviva PLC	139,575
63,886	Legal & General Group PLC	89,771
53,432	Old Mutual PLC	101,282
23,995	Prudential PLC	208,778
36,359	RSA Insurance Group PLC	72,799
20,415	Standard Life PLC	64,773
		717,762
	Internet & Catalog Retail
10,876	Home Retail Group PLC	40,788

	Machinery
8,683	Charter International PLC	98,372
6,890	Invensys PLC	28,866
		127,238

	Media
27,957	British Sky Broadcasting Group PLC	$311,905
13,711	Pearson PLC	212,886
18,758	Reed Elsevier PLC	162,476
48,900	WPP PLC	519,854
		1,207,121
	Metals & Mining
11,579	Anglo American PLC (a)	458,680
4,951	BHP Billiton PLC	151,609
8,729	Rio Tinto PLC	452,619
12,727	Xstrata PLC (a)	202,800
		1,265,708
	Multi-Utilities
40,904	Centrica PLC	195,056
48,356	National Grid PLC	386,596
2,444	United Utilities Group PLC	22,435
		604,087
	Multiline Retail
17,549	Marks & Spencer Group PLC	94,837
3,214	Next PLC	108,430
		203,267
	Oil, Gas & Consumable Fuels
46,524	BG Group PLC	745,724
72,009	BP PLC	458,693
10,200	EnQuest PLC (a)(b)	18,726
51,197	Royal Dutch Shell PLC (Class A)	1,409,486
37,881	Royal Dutch Shell PLC (Class B)	998,308
		3,630,937
	Pharmaceuticals
15,835	AstraZeneca PLC	804,559
59,855	GlaxoSmithKline PLC	1,043,464
		1,848,023
	Professional Services
1,773	Capita Group PLC (The)	20,003
10,125	Experian PLC	99,695
		119,698
	Real Estate Investment Trusts (REITs)
10,841	British Land Co., PLC	78,557
6,556	Capital Shopping Centres Group PLC	35,234
8,687	Hammerson PLC	52,943
9,543	Land Securities Group PLC	91,718
8,784	Segro PLC	38,594
		297,046
	Real Estate Management & Development
6,556	Capital & Counties Properties PLC (a)	11,316

	Road & Rail
9,040	Firstgroup PLC	52,187

	Software
23,668	Sage Group PLC (The)	88,724

	Specialty Retail
16,731	Kingfisher PLC	56,523

	Textiles, Apparel & Luxury Goods
7,072	Burberry Group PLC	93,381

	Tobacco
21,622	British American Tobacco PLC	744,381
8,638	Imperial Tobacco Group PLC	244,519
		988,900

	Trading Companies & Distributors
4,549	Bunzl PLC	$49,252
808	Wolseley PLC (a)	18,232
		67,484
	Water Utilities
7,000	Severn Trent PLC	143,890

	Wireless Telecommunication Services
749,547	Vodafone Group PLC	1,749,519
	Total United Kingdom	22,681,451

	United States (0.1%)
	Health Care Equipment & Supplies
1,207	Synthes, Inc.	138,810
	Total Common Stocks (Cost $107,301,139)	108,052,677

	Preferred Stocks (1.0%)
	Brazil (0.8%)
	Commercial Banks
9,628	Banco Bradesco SA	176,268
10,569	Investimentos Itau SA	78,180
8,518	Itau Unibanco Holding SA	190,672
		445,120
	Diversified Telecommunication Services
2,232	Tele Norte Leste Participacoes SA	32,779

	Electric Utilities
4,269	Centrais Eletricas Brasileiras SA	65,729
2,979	Cia Energetica de Minas Gerais	44,360
		110,089
	Metals & Mining
928	Bradespar SA	19,422
2,529	Gerdau SA	36,638
1,161	Metalurgica Gerdau SA	20,496
1,272	Usinas Siderurgicas de Minas Gerais SA	35,727
3,903	Vale SA	94,735
		207,018
	Oil, Gas & Consumable Fuels
12,938	Petroleo Brasileiro SA	204,869
	Total Brazil	999,875

	Germany (0.2%)
	Automobiles
1,607	Porsche Automobil Holding SE	81,295
1,213	Volkswagen AG	128,529
		209,824
	Household Products
513	Henkel AG & Co. KGaA	25,461

	Multi-Utilities
230	RWE AG	14,941
	Total Germany	250,226

	South Korea (0.0%)
	Semiconductors & Semiconductor Equipment
36	Samsung Electronics Co., Ltd.	16,949
	Total Preferred Stocks (Cost $1,102,577)	1,267,050

NUMBER OF WARRANTS		EXPIRATION DATE
	Warrants (0.0%)
	France (0.0%)
	Real Estate Investment Trusts (REITs)
244	Fonciere Des Regions (a)	12/31/10	176

	Hong Kong (0.0%)
	Real Estate Management & Development
2,000	Henderson Land Development Co. Ltd. (a)	06/01/11	$309

	Italy (0.0%)
	Capital Markets
1,520	Mediobanca SpA (a)	03/18/11	59

	Commercial Banks
1,664	Unione di Banche Italiane SpA (a)	06/30/11	32
	Total Italy		91
	Total Warrants (Cost $0)		576

PRINCIPAL AMOUNT IN THOUSANDS
Short-Term Investments (16.5%)
Securities Held as Collateral on Loaned Securities (5.2%)
Repurchase Agreements (1.2%)
713	Bank of America Securities, LLC (0.22%, dated 07/30/10, due 08/02/10; proceeds $712,858); fully collateralized by U.S. Government Agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp.; 4.5% due 03/01/36; Federal National Mortgage Association; 5.0% due 07/01/40; valued at $727,102)	712,845
892

Barclays Capital, Inc. (0.46% dated 07/30/10, due 08/02/10; proceeds $891,647); fully collateralized by common stocks at the date of this Portfolio on Investments as follows:1st Source Corp., 3M Co., Abbott Laboratories, Abington Bancorp, Inc., ACI Worldwide, Inc., ACME Packet, Inc., Acuity Brands, Inc., Advanced Micro Devices, Inc., Advent Software, Inc., Aecom Technology Corp., Aegean Maritime Petroleum Network, Inc., AFC Corp., AFC Enterprises, Inc., AGCO Corp., Agilent Technologies, Inc., Agilysys, Inc.,Aircastle Ltd. , Alamo Group, Inc., Align Technology, Inc., Alleghany Corp., Alliant Energy Corp., Almost Family, Inc., Alnylam Pharmaceuticals, Inc., Altisource Portfolio Solutions SA, AMAG Pharmaceuticals, Inc., Ambassadors Group, Inc., AMERCO, American Axle & Manufacturing Holdings, Inc., American Campus Communities, Inc., American Dairy, Inc., American Dental Parnters, Inc., American Express Co., American Physicians Capital, Inc., American Physicians Service Group, Inc., American Science & Engineering, Inc., American Service Group, Inc., American Woodmark Corp., AmeriGroup Corp., AMN Healthcare Services, Inc., AMPCO-Pittsburgh Corp., Amphenol Corp., AMREP Corp., Apache Corp., Apogee Enterprises, Inc., Aqua America, Inc., Archer Daniels Midland Co., Ardea Biosciences, Inc., Arena Pharmaceuticals, Inc., Argo Group International Holdings Ltd., Arthrocare Corp., ArvinMeritor, Inc., Asbury Automotive Group, Inc., Ashland, Inc., Astoria Financial Corp., ATC Technology Corp., Atmos Energy Corp., Auto Zone, Inc., Avatar Holdings, Inc., Avnet, Inc., Baldwin & Lyons, Inc., Baltic Trading Ltd., BancFirst Corp., Bank of Nova Scotia, Barclays, BCE, Inc., Be Aerospace, Inc., Bel Fuse, Inc., BGC Partners, Inc., Big 5 Sporting Goods Corp., Biglari Holdings, Inc., Black Box Corp., Blackboard, Inc., Blount International, Inc., Blue Nile, Inc., Boardwalk Pipeline Partners LP, Bob Evans Farms, Inc., Bolt Technology Corp., Boston Beer, Inc., Boston Private Financial Holdings, Inc., BP Prudhoe Bay Royalty Trust, Brigham Exploration Co., Brinks Co., Brown Show, Inc., Bruker Corp., Brunswick Corp., Buckeye Technologies, Inc., Buckle, Inc., Bucyrus International, Inc., Buffalo Wild Wings, Inc., Cabot Microelectronics Corp., CACI International, Inc., Calamos Asset Management, Inc., California Pizza Kitchen, Inc., CAN Financial Corp., Canadian Natural Resources Ltd., Canadian Pacific Railway Ltd., Cantel Medical Corp., Care Investment Trust, Inc., Casey’s General Stores, Inc., Catalyst Health Solutions, Inc., CBOE Holdings, Inc., CBS Corp., Celanese Corp., Celestica, Inc., Centene Corp., Central European Media Enterprises Ltd., Central Garden & Pet Co., Cenveo, Inc., Ceragon Netwrorks Ltd., Cheniere Energy Partners LP, Chesapeake Energy Corp., Chesapeake Lodging Trust, Chesapeake Utilities Corp., China Agritech, Inc., China Biotics, Inc., China MediaExpress Holdings, Inc., China Security & Surveillance Technology, Inc., China Sky One Medical, Inc., Circor International, Inc., Clean Energy Fuels Corp., Clear Channel Outdoor Hioldings, Inc., CNA Surety Corp., Coeur D’Alene Mines Corp., Cogdell Spencer, Inc., Cogent Communications Group, Inc., Cognex Corp., COGO Group, Inc., Colony Financial, Inc., Columbia Sportswear Co., Commerce Bancshares, Inc., Compass Diversified Holdings, Complete ProductionServices, Inc., Conceptus, Inc., Conns, Inc.,

Consolidated Communications Holdings, Inc., Consolidated Graphics, Inc., Constant Contact, Inc., Constellation Energy Group, Inc., CoreLogic, Inc., Corporate Office Properties Trust, Corus Entertainment, Inc., Courier Corp., CPI Corp., Cross Timbers Realty Trust, Crown Castle International Corp., CSS Industries, Inc., CTC Media, Inc., CTS Corp., Cullen Frost Bankers, Inc., Cymer, Inc., Cypress Sharpridge Investments, Inc., Deer Consumer Products, Inc., Deere & Co., Delta Air Lines, Inc., Deutsche Bank AG, Diamond Management & Technology Consultants, Inc., Digi International, Inc., Dish Network Corp., Dolby Laboratories, Inc., Dominion Resources Black Warrior Trust, Domtar Corp., Donegal Group, Inc., Donnelley R R & Sons Co., Dorman Products, Inc., Dragonwave, Inc., Dreamworks Animation SKG, Inc., Drew Industries, Inc., Drew Industries, Inc., Ducommun, Inc., Duff & Phelps Corp., Duncan Energy Partners LP, Duoyuan Printing, Inc., Dycom Industries, Inc., Dynamex, Inc., Dynamics Materials Corp., Dynamics Research Corp., Dynavox, Inc., Dynex Capital, Inc., Eagle Materials, Inc., Eastern American Natural Gas Trust, Eastgroup Properties, Inc., Ebix, Inc., Echostar Corp., El Paso Corp., El Paso Pipeline Partners, LP., Elbit Systems Ltd., Electro Rent Corp., Electronics For Imaging, Inc., Elizabeth Arden, Inc., Emergent Biosolutions, Inc., EMS Technologies, Inc., Encore Capital Group, Inc., Encore Wire Corp., Endo Pharmaceuticals Holdings, Inc., Endurance Specialty Holdings Ltd., Energy Partners Ltd., EnergySolutions, Inc., Enernoc, Inc., Ennis, Inc., EnPro Industries, Inc., Entercom Communications Corp., Entertainment Properties Trust, Epicor Software Corp., EPIQ Systems, Inc., EQT Corp., Equifax, Inc., Erie Indemnity Co., ESSA Bancorp, Inc., Estee Lauder Companies, Inc., E-Trade Financial Corp., Everest Re Group Ltd., Exar Corp., Excel Maritime Carriers Ltd., Excel Trust, Inc., Exeter Resources Corp., EZCORP, Inc., F5 Networks, Inc., Faro Technologies, Inc., FBL Financial Group, Inc., First American Financial Corp., First Citizens Bancshares, Inc., First Community Bancshares, Inc., First Financial Corp. /Indianna, First Horizon National Corp., First Mercury Financial Corp., FirstService Corp., Forest Labs, Inc., Forward Air Corp., FreightCar America, Inc., Fresh Del Monte Produce, Inc., FTI Consulting, Inc., Fuel Systems Solutions, Inc., Furniture Brands International, Inc., Fushi Copperweld, Inc., G&K Services, Inc., GAMCO Investors, Inc., Garmin Ltd., Generac Holdings, Inc., General Maritime Corp., Genesco, Inc., Genomic Health, Inc., Gentiva Health Services, Inc., Gildan Activewear, Inc., Given Imaging Ltd., Glimcher Realty Trust, Goldcorp, Inc., Gorman Rupp Co., Graco, Inc., Graham Corp., Great Plains Energy, Inc., Green Mountain Coffee Roasters, Inc., Green Plains Renewable Energy, Inc., Hallmark Financial Services, Inc., Hancock Holding Co., Hanes Brands, Inc., Harleysville Group, Inc., Harman International Industries, Inc., Harsco Corp., Haverty Furniture, Inc., Haynes International, Inc., Heartland Express, Inc., Heico Corp., Helen of Troy Corp. Ltd., Hewlett Packard Co., HickoryTech Corp., Hillenbrand, Inc., Hi-TechPharmacal Co., Hittite Microwave Corp., HMS Holdings Corp., Hologic, Inc., Horace Mann Educators Corp., Hudson Pacific Properties, Inc., Hughes Communications, Inc., Hugoton Royalty Trust, Huron Consulting Group, Inc., Idacorp, Inc., IDT Corp., Imation Corp., IMAX Corp., Immucor, Inc., Impax Laboratories, Inc., Imperial Oil Ltd., Incyte Corp., Inergy LP, Infinity Property & Casualty Corp., Infospace, Inc., Ingles Markets, Inc., Innospec, Inc., Insight Enterprises, Inc., Integrated Silicon Solutions, Inc., Inter Parfums, Inc., International Paper Co., International Speedway , Inc., International Tower HillMines Ltd., Invesco Mortgage Capital , Inc., Investors Bancorp, Inc., IPC The Hospitalist Co., Inc., Ironwood Pharmaceuticals, Inc., Isle of Capri Casinos, Inc., ITT Corp., IXYS Corp., J Crew Group, Inc., J&J Snack Foods Corp., JDA Software Group, Inc., Jinpan International Ltd., John Bean Technologies Corp., Jones Apparel Group, Inc., K -Sea Transportation Partners LP, Kapstone Paper & Packaging Corp., KAR Auction Services, Inc., Kearny Financial Corp., Kensey nash Corp., Keynote Systems, Inc., KKR & Co. LP, Kohls Corp., Kraton PerformancePolymers, Inc., L&L Energy, Inc., LA Barge, Inc., LA Z Boy, Inc., Lamar Advertising Co., Lattice Semiconductor Corp., Layne Christensen Co., Lender Processing Services, Inc., Lennar Corp., LHC Group, Inc., Liberty Acquistitions Holdings Corp., Life Time Fitness, Inc., Lincoln Educational Services Corp., Linn Energy, Inc., LMI Aerospace, Inc., Lululemon Athletica, Inc., M&T Bank Corp., Macquarie Infastructure Company LLC, Magellan Midstream Partners LP, Magna International , Inc., Mankind Corp., Marcus Corp., Markel Corp., MarketAxess Holdings, Inc., Martin Marietta Materials, Inc., Masimo Corp., Matrix Service Co., Matthews International Corp., Maxygen, Inc., Media General, Inc., Medical Action Industries, Inc., Medivation, Inc., Mercadolibre, Inc., Mercer International, Inc., Metals USA Holdings Corp., Metro Bancorp, Inc., Miller Industries, Inc./Tenn, Monarch Casino & Resort, Inc., Monmouth Real Estate Investment Corp., Monolithic Power Systems, Inc., Monotype Imaging Holdings, Inc., Morningstar, Inc., Morton’s Restaurant Group, Inc., MTS Systems Corp., Multi-Color Corp., MV Oil Trust, Myers Industries Corp., National Beverage Corp., NationalInterstate Corp., Navigant Consulting, Inc., Navios Maritime

Holdings, Inc., Navios Maritime Partners LP, NBT Bancorp, Inc., NBTY, Inc., Net 1 UEPS Technologies, Inc., Netgear, Inc., Netlogic Microsystems, Inc. NetScout Systems, Inc., Netsuite, Inc., New York Times Co., Newpark Resources, Inc., Newstar Financial, Inc., Nexen, Inc., Nordstrom, Inc., North European Oil Royalty Trust, Northwest Bancshares, Inc., Northwest Pipe Co., Novagold Resources, Inc., NovaMed, Inc., Novatel Wireless, Inc., NV Energy, Inc., Ocean Power Technologies, Inc., OGE Energy Corp., Omega Flex, Inc., Omniamerican Bankcorp, Inc., Omnicell, Inc., Omnova Solutions, Inc., Oncogenex Pharmaceuticals, Inc., One Liberty Properties, Inc., OneBeacon Insurance Group Ltd., Oplink Communications, Inc., Oreint-Express Hotels Ltd., Orion Marine Group, Inc., Orthofix International N.V., Pain Therapeutics, Inc., Papa John’s International, Inc., Parexel International Corp., Park Electrochemical Corp., Patterson Companies, Inc., Patterson-UTI Energy, Inc., PC-TEL, Inc., Permian Basin Royalty Trust, PHI, Inc., PICO Holdings, Inc., Pinnacle West Capital Corp., Piper jaffray Companies, Inc., Plantronics , Inc., Plum Creek Timber Co. , Inc., Polyone Corp., Powell Industries, Inc., Precision Drilling Corp.,Price T. Rowe Group, Inc., PrivateBancorp, Inc., Prmier Global Services, Inc., Puda Coal, Inc., Quest Communications International , Inc., Quinstreet, Inc., Radian Group, Inc., Radisys Corp., Railamerica, Inc., Ralcorp Holdings, Inc., Raven Industries, Inc., RC2 Corp., RCN Corp., Regal Beloit Corp., Regeneron Pharmaceuticals, Inc., Regions Financial Corp., Reliance Steele & Aluminum Co., Renaissance Learning, Inc., Res-Care, Inc., ResMed, Inc., Resource Capital Corp., Rewards Network, Inc., Rex American Resources Corp., RLI Corp., Roadrunner Transportation Systems, Inc., Rockwell Collins, Inc., Rogers Communications, Inc., Royal Bank of Canada, Rubicon Technology, Inc., Rural-Metro Corp., Rush Enterprises, Inc., Sabine Royalty Trust, Safe Bulkers, Inc., Safety Insurance Group, Inc., SAIC, Inc., San Juan Basin Royalty Trust, Savient Pharmaceuticals, Inc., Schein Henry, Inc., School Specialty, Inc., Schulman (A.), Inc., Scott’s Miracle Gro Co., Seaboard Corp., Seabridge Gold, Inc., Seacor Holdings, Inc., Seahawk Drilling, Inc., Seattle Genetics, Inc., Select Medical Holdings Corp., Seneca Foods Corp., Sequenom, Inc., SFN Group, Inc., Sherwin Williams Co., Shoretel, Inc., Silver Wheaton Corp., Six Flags Entertainment Corp., Smurfit-Stone Container Corp., Snap On, Inc., Solar Capital Ltd., Sonic Automotive, Inc., Sovran Self Storage, Inc., Sports Supply Group, Inc., SS&C Technologies Holdings, Inc., Stamps.com, Inc., Standard Motor Products, Inc., Starwood Property Trust, Inc., State Auto Financial Corp., Stein Mart, Inc., Steinway Musical Instruments, Inc., Sterling Bancorp, Student Loan Corp., Sturm Ruger & Co., Inc., Suburban Propane Partners LP, Sun Healthcare Group, Inc., Sunoco Logistics Partners LP, Superior Energy Services, Inc., SureWest Communications Susquehanna Bancshares, Inc., Susser Holdings Corp., SWS Group, Inc., Symetra Financial Corp., Symmetricom, Inc., Symmetry Mecical, Inc., Synchronoss Technologies, Inc., Synovis Life Technologies, Inc., Synutra International, Inc., Tanzian royalty Exploration Corp., Targa Resources Partners LP, TCF Financial Corp., Teleflex, Inc., Telus Corp., Teradyne, Inc., Terra Nova Royalty Corp., Tesla Motors, Inc., Texas Pacific Land Trust, Textron, Inc., TFS Financial Corp., Theravance , Inc., Tidewater, Inc., Tiffany & Co., Timberland Co., Time Warner, Inc., Toostie Roll Industries, Inc., TowneBank, TransCanada Corp., Transglobe Energy Corp., Tree.com, Inc., TriCo Bancshares, TrueBlue, Inc., Trustmark Corp., Tsakos Energy Navigation Ltd., Two Harbors Investment Corp., Tyler Technologies, Inc., UGI Corp., UIL Holdings Corp., Unica Corp. UniFirst Corp., Union First Market Bankshares Corp., United Casualty & Casualty Co., United Natural Foods, Inc., United Online, Inc., Unitran, Inc., Universal Display Corp., Universal Electronics, Inc., Universal Health Realty Income Trust, Universal Health Services, Inc., Universal Stainless & Alloy, Urstadt Biddle Properties, US Cellular Corp., US Global Investors, Inc., US Physical Therapy, Inc., USA Mibility, Inc., Valeant Pharmaceuticals International, Valhi, Inc., Vanguard Natural Resources LLC, Varian Medical Systems, Inc., Vector Group Ltd., Vertex Pharmaceuticals, Inc., Viacom, Inc., Viad Corp., Viatsat, Inc., Vitamin Shoppe, Inc., Vitran Corp. , Inc., Vivus, Inc., VSE Corp., Watsco, Inc., Wesbanco, Inc., Westar Energy, Inc., Western Alliance Bancorp, Western Gas Partners LP, Westmoreland Coal Co., Weyerhaeuser Co., White Mountains Insurance Group Ltd., Wiliams Clayton Energy, Inc., Wilmington Trust Corp., Wilshire Bancorp, Inc., Winthrop Realty Trust, Woodward Governor Co., World Acceptance Corp., Wynn Resorts Ltd., Xcel Energy, Inc., XL Group PLC, Xyratex Ltd.,; valued at $936,194)

		891,613
	Total Repurchase Agreements (Cost $1,604,458)	1,604,458

NUMBER OF
SHARES (000)
	Investment Company (4.0%)
5,261	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $5,260,677)(h)	5,260,677

	Total Securities Held as Collateral on Loaned Securities (Cost $6,865,135)		6,865,135

	Investment Company (11.3%)
14,854	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $14,853,838)(h)		14,853,838
	Total Short-Term Investments (Cost $21,718,973)		21,718,973
	Total Investments (Cost $130,122,689) (i)(j)	99.9%	131,039,276
	Other Assets in Excess of Liabilities	0.1	126,715
	Net Assets	100.0%	$131,165,991

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
PPS	Price Protected Share.
SDR	Swedish Depositary Receipt.
(a)	Non-income producing security.
(b)

The value of loaned securities and related collateral outstanding at July 31, 2010 were $6,689,728 and $6,988,648 respectively. The Fund received cash collateral of $6,865,135 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. The remaining collateral of $123,513 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	Comprised of securities in separate entities that are traded as a single stapled security.
(d)	Security trades on the Hong Kong exchange.
(e)	Consists of one or more class of securities traded together as a unit; stocks with attached warrants.
(f)

For the nine months ended July 31, 2010, the proceeds from sales of Mitsubishi UFJ Financial Group, Inc common stock, an affiliate of the Investment Advisor, Administrator and Distributor, was $106,275, including net realized losses of $108,395.

(g)

At July 31, 2010, the Fund held approximately $186,071 of fair valued securities, representing 0.14% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(h)

The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(i)	Securities have been designated as collateral in connection with open futures and forward foreign currency contracts.
(j)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Forward Foreign Currency Contracts Open at July 31, 2010:

COUNTERPARTY		CONTRACTS TO DELIVER	IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs		$1,904,364	AUD	2,172,171	08/19/2010	55,755
Goldman Sachs		$2,785,111	AUD	3,161,325	08/19/2010	67,599
UBS Financial		$7,852,467	EUR	6,212,542	08/19/2010	243,362
J.P. MorganChase		$2,871,361	EUR	2,266,059	08/19/2010	81,639
Credit Suisse		$2,354,535	EUR	1,856,090	08/19/2010	64,216
Mellon Financial Co.		$6,028,735	GBP	3,973,200	08/19/2010	205,207
State Street Bank		$23,624	JPY	2,080,100	08/19/2010	456
Mellon Financial Co.		$222,829	JPY	19,645,083	08/19/2010	4,595
Mellon Financial Co.		$2,905,023	JPY	252,812,866	08/19/2010	21,704
Mellon Financial Co.	EUR	83,599		$106,444	08/19/2010	(2,498)
UBS Financial	EUR	396,269		$507,359	08/19/2010	(9,036)
Goldman Sachs	GBP	807,723		$1,225,033	08/19/2010	(42,282)
Mellon Financial Co.	HKD	21,021,842		$2,705,061	08/19/2010	(1,701)
Royal Bank of Scottland	JPY	150,832,487		$1,736,861	08/19/2010	(9,275)
Mellon Financial Co.	JPY	211,194,277		$2,414,615	08/19/2010	(30,309)

			Net Unrealized Appreciation			$649,432

Currency Abbreviations:
AUD	Australian Dollar.
EUR	Euro.
GBP	British Pound.
HKD	Hong Kong Dollar.
JPY	Japanese Yen.

Futures Contracts Open at July 31, 2010:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
37	Long	DAX Index, September 2010	$7,433,800	$(54,903)
29	Long	FTSE 100 Index, September 2010	2,386,747	26,183
29	Long	H-SHARES Index, August 2010	2,216,955	(11,882)
176	Long	SGX CNX NIFTY Index, August 2010	1,890,592	(27,173)
10	Long	Hang Seng Index, August 2010	1,349,920	(1,130)
17	Long	MSCI Singapore Index, August 2010	878,879	3,959
24	Long	Dow Jones Euro Stoxx 50 Index, September 2010	858,517	35,894
6	Long	TOPIX Index, September 2010	588,228	(10,062)

		Net Unrealized Depreciation		$(39,114)

Summary of Investments

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS

Investment Company	$14,853,838	12.0%
Commercial Banks - FDIC Guaranteed	14,294,875	11.5
Oil, Gas & Consumable Fuels	8,887,730	7.2
Metals & Mining	7,800,544	6.3
Pharmaceuticals	6,862,353	5.5
Food Products	5,109,016	4.1
Chemicals	4,888,433	3.9
Automobiles	3,789,172	3.1
Insurance	3,299,123	2.7
Machinery	2,983,234	2.4
Diversified Telecommunication Services	2,806,863	2.3
Wireless Telecommunication Services	2,502,851	2.0
Capital Markets - FDIC Guaranteed	2,211,928	1.8
Real Estate Management & Development	2,193,284	1.8
Industrial Conglomerates	2,183,390	1.8
Food & Staples Retailing	2,055,947	1.7
Electric Utilities	2,005,651	1.6
Electrical Equipment	1,939,301	1.6
Beverages	1,926,210	1.6
Media	1,912,994	1.5
Energy Equipment & Services	1,794,756	1.4
Electronic Equipment, Instruments & Components	1,620,609	1.3
Trading Companies & Distributors	1,410,138	1.1
Textiles, Apparel & Luxury Goods	1,403,823	1.1
Multi-Utilities	1,280,422	1.0
Tobacco	1,266,343	1.0
Household Durables	1,205,862	1.0
Communications Equipment	1,153,551	0.9
Road & Rail	1,149,829	0.9
Diversified Financial Services - FDIC Guaranteed	1,057,353	0.9
Software	1,051,301	0.8
Real Estate Investment Trusts (REITs)	1,035,255	0.8
Specialty Retail	959,517	0.8
Construction & Engineering	956,809	0.8
Office Electronics	930,192	0.7
Auto Components	846,306	0.7
Health Care Equipment & Supplies	816,151	0.7
Hotels, Restaurants & Leisure	801,760	0.6
Semiconductors & Semiconductor Equipment	772,582	0.6
Building Products	708,869	0.6
Computers & Peripherals	616,122	0.5
Commercial Services & Supplies	585,550	0.5
Household Products	559,845	0.5
Aerospace & Defense	551,776	0.4
Paper & Forest Products	525,873	0.4
Construction Materials	525,537	0.4
Multiline Retail	518,145	0.4
Personal Products	489,526	0.4
Air Freight & Logistics	393,444	0.3
Information Technology Services	336,892	0.3
Gas Utilities	305,721	0.2
Marine	299,023	0.2
Containers & Packaging	226,322	0.2
Airlines	204,717	0.2
Leisure Equipment & Products	196,004	0.2

Professional Services	$187,493		0.2
Water Utilities	143,890		0.1
Distributors	142,732		0.1
Internet Software & Services	117,206		0.1
Health Care Providers & Services	116,223		0.1
Consumer Finance	79,178		0.1
Gold Mining	73,308		0.1
Transportation Infrastructure	59,703		0.0
Diversified Consumer Services	51,092		0.0
Life Sciences Tools & Services	40,928		0.0
Internet & Catalog Retail	40,788		0.0
Independent Power Producers & Energy Traders	30,026		0.0
Biotechnology	28,603		0.0
Real Estate Management & Development	309		0.0
	$124,174,141	+^	100.0%

+	Does not reflect value of securities held as collateral on loaned securities.

^

Does not include open long futures contracts with an underlying face amount of $17,603,638 and net unrealized depreciation of $39,114 and open forward foreign currency contracts with net unrealized appreciation of $649,432.

Morgan Stanley International Fund

Notes to Portfolio of Investments July 31, 2010 (unaudited)

Fair Valuation Measurements

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in      determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is the summary of the inputs used as of July 31, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT JULY 31, 2010 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Assets:
Common Stocks
Aerospace & Defense	$551,776	$551,776	—	—
Air Freight & Logistics	393,444	393,444	—	—
Airlines	204,717	204,717	—	—
Auto Components	846,306	846,306	—	—
Automobiles	3,579,348	3,579,348	—	—
Beverages	1,926,210	1,926,210	—	—
Biotechnology	28,603	28,603	—	—
Building Products	708,869	708,869	—	—
Capital Markets	2,211,869	2,211,869	—	—
Chemicals	4,888,433	4,888,433	—	—
Commercial Banks	13,849,723	13,849,723	—	—
Commercial Services & Supplies	585,550	585,550	—	—
Communications Equipment	1,153,551	1,153,551	—	—
Computers & Peripherals	616,122	616,122	—	—
Construction & Engineering	956,809	956,809	—	—
Construction Materials	525,537	525,537	—	—
Consumer Finance	79,178	79,178	—	—
Containers & Packaging	226,322	226,322	—	—
Distributors	142,732	142,732	—	—
Diversified Consumer Services	51,092	51,092	—	—
Diversified Financial Services	1,057,353	1,057,353	—	—
Diversified Telecommunication Services	2,774,084	2,774,084	—	—

Electric Utilities	1,895,562	1,895,562	—	—
Electrical Equipment	1,939,301	1,939,301	—	—
Electronic Equipment, Instruments & Components	1,620,609	1,620,609	—	—
Energy Equipment & Services	1,794,756	1,794,756	—	—
Food & Staples Retailing	2,055,947	2,055,947	—	—
Food Products	5,109,016	5,109,016	—	—
Gas Utilities	305,721	305,721	—	—
Gold Mining	73,308	73,308	—	—
Health Care Equipment & Supplies	816,151	816,151	—	—
Health Care Providers & Services	116,223	116,223	—	—
Hotels, Restaurants & Leisure	801,760	801,760	—	—
Household Durables	1,205,862	1,205,862	—	—
Household Products	534,384	534,384	—	—
Independent Power Producers & Energy Traders	30,026	30,026	—	—
Industrial Conglomerates	2,183,390	2,183,390	—	—
Information Technology Services	336,892	336,892	—	—
Insurance	3,299,123	3,299,123	—	—
Internet & Catalog Retail	40,788	40,788	—	—
Internet Software & Services	117,206	117,206	—	—
Leisure Equipment & Products	196,004	196,004	—	—
Life Sciences Tools & Services	40,928	40,928	—	—
Machinery	2,983,234	2,983,234	—	—
Marine	299,023	299,023	—	—
Media	1,912,994	1,912,994	—	—
Metals & Mining	7,593,526	7,593,526	—	—
Multi-Utilities	1,265,481	1,265,481	—	—
Multiline Retail	518,145	518,145	—	—
Office Electronics	930,192	930,192	—	—
Oil, Gas & Consumable Fuels	8,682,861	8,682,861	—	—
Paper & Forest Products	525,873	525,873	—	—
Personal Products	489,526	489,526	—	—
Pharmaceuticals	6,862,353	6,862,353	—	—
Professional Services	187,493	187,493	—	—
Real Estate Investment Trusts (REITs)	1,035,079	1,035,079	—	—
Real Estate Management & Development	2,193,284	2,193,284	—	—
Road & Rail	1,149,829	1,149,829	—	—
Semiconductors & Semiconductor Equipment	755,633	755,633	—	—
Software	1,051,301	1,051,301	—	—
Specialty Retail	959,517	959,517	—	—
Textiles, Apparel & Luxury Goods	1,403,823	1,403,823	—	—
Tobacco	1,266,343	1,266,343	—	—
Trading Companies & Distributors	1,410,138	1,410,138	—	—
Transportation Infrastructure	59,703	59,703	—	—
Water Utilities	143,890	143,890	—	—
Wireless Telecommunication Services	2,502,851	2,502,851	—	—
Total Common Stocks	108,052,677	108,052,677	—	—
Preferred Stocks	1,267,050	1,267,050	—	—
Warrants	576	576	—	—
Short-Term Investments
Repurchase Agreements	1,604,458	—	1,604,458	—
Investment Company	20,114,515	20,114,515	—	—
Total Short-Term Investments	21,718,973	20,114,515	1,604,458	—
Forward Foreign Currency Contracts	744,533	—	744,533	—
Futures	66,036	66,036	—	—
Total	$131,849,845	$129,500,854	$2,348,991	—

Liabilities:
Forward Foreign Currency Contracts	$(95,101)	—	$(95,101)	—
Futures	(105,150)	$(105,150)	—	—
	$(200,251)	$(105,150)	$(95,101)	—

Valuation of Investments - (1) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees. The prices provided by a pricing service take into account broker dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities;  (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) swaps are marked-to-market daily based upon quotations from market makers; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the market quotations are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees; (6) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley International Fund

/s/ Randy Takian
Randy Takian
Principal Executive Officer
September 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
September 21, 2010

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 21, 2010